Intangible Assets, Net	6 Months Ended
Dec. 31, 2015
Intangible Assets, Net (Excluding Goodwill) [Abstract]
Intangible Assets, Net

NOTE 3 – INTANGIBLE ASSETS, NET

Intangible assets consisted of the following at:

	December 31, 2015	June 30, 2015
	(Unaudited)
Transformations exercise fitness program	$62,500	$62,500
Trademark and patent	7,811	4,396
Computer software	5,584	—
Total, cost	75,895	66,896
Accumulated amortization	(38,423)	(14,622)
Intangible assets, net	$37,472	$52,264

Amortization expense for the six months ended December 31, 2015 and 2014 was $23,791 and $270, respectively.